LEASES - Schedule of Lessee Operating Lease Liability Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Remainder of fiscal year 2025	$ 1,389
Lessee, Operating Lease, Liability, to be Paid, Year One	2,317	$ 2,538
Lessee, Operating Lease, Liability, to be Paid, Year Two	1,797	2,062
Lessee, Operating Lease, Liability, to be Paid, Year Three	1,568	1,714
Lessee, Operating Lease, Liability, to be Paid, Year Four	1,220	1,523
Lessee, Operating Lease, Liability, to be Paid, Year Five		1,207
Thereafter	12,089
Lessee, Operating Lease, Liability, to be Paid, after Year Five		12,083
Lessee, Operating Lease, Liability, to be Paid, Total	20,380	21,127
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(9,639)	(10,250)
Operating Lease, Liability	$ 10,741	$ 10,877	$ 11,533	$ 11,618